Related party transactions	6 Months Ended
Jun. 30, 2024
Related party transactions [abstract]
Related party transactions
Note 15 - Related party transactions
For a detailed description of the Group’s related parties and related party transactions, refer to Note 27 - Related party transactions of the Consolidated Financial Statements, as of December 31, 2023 and 2022, and for the three years ended December 31, 2023, that were included in the Form 20-F filed with the SEC on August 14, 2024. There are no changes to the Group’s related parties for the periods presented in these Unaudited Condensed Consolidated Financial Statements as compared to the year ended December 31, 2023. Related party activity during the six months ended June 30, 2024 and 2023 and balances as of June 30, 2024 and December 31, 2023 are presented below.
Financing
Working capital loans
In May 2021, the Group entered into a working capital credit facility with Volvo Cars and subsequently made draw downs on the facility, which has a maturity of one year. As of June 30, 2024, $49,340 of this financing arrangement remained outstanding, which is included in Interest-bearing current liabilities - related parties on the Unaudited Condensed Consolidated Statement of Financial Position. Refer to Note 14 - Liabilities to credit institutions for further details.
Convertible instruments
On November 3, 2022 the Group entered into a credit facility agreement with Volvo Cars providing available credit of up to $800,000; originally terminating on May 3, 2024. The credit facility can be drawn upon once a month and is utilizable for general corporate purposes. Interest is calculated at the floating six-month SOFR rate plus 4.9% per annum. Prior to June 30, 2027, if the Group announces an offering of shares with a proposed capital raise of at least $350,000 and no fewer than five institutional investors participate in the offering, Volvo Cars has the right to convert the principal amount of any outstanding loans into the same class of shares and at the same price per share as received by the participating institutional investors. Under IAS 32 and IFRS 9, Volvo Cars' conversion right meets the definition of an embedded derivative financial liability that is required to be bifurcated from the host debt instrument and accounted for separately because it could result in the issuance of a variable number of Class A Shares in the Parent at a price that was not fixed at the inception of the agreement. Additionally, the economics of Volvo Cars' conversion right are not clearly and closely related to that of the host debt instrument because the principal value of Volvo Cars' conversion right depends on (1) whether or not the Group conducts a qualified equity offering to investors at a market discount and (2) the time-value of money associated with settlement of the liability earlier than June 30, 2027. As such, the financial liability related to Volvo Cars' conversion right is carried at fair value with subsequent changes in fair value recognized in the Consolidated Statement of Loss and Comprehensive Loss at each reporting date. On November 8, 2023, the credit facility agreement was amended to increase the overall credit capacity to $1,000,000 and extend the termination date to June 30, 2027. As a result of the amended terms, Polestar recalculated the carrying amount of the liability as the present value of the modified contractual cash flows and recognized a modification loss of $6,829 within Finance expense for the year ended December 31, 2023. As of June 30, 2024, the Group had principal draw downs of $1,000,000 outstanding under the facility, and the fair value of the financial liability related to Volvo Cars' conversion right was $0.
On November 8, 2023, the Group entered into a credit facility agreement with Geely providing available credit of up to $250,000; terminating on June 30, 2027. Other than the amount of credit available, the credit facility agreement with Geely maintains terms that are identical to the amended credit facility agreement with Volvo Cars. As of June 30, 2024 the Group had principal draws of $250,000 outstanding under the facility and the fair value of the financial liability related to Geely's conversion right was $0.
Other financing instruments
On December 8, 2023, Polestar and Geely entered into an asset transfer agreement which, when considered together with certain other agreements not signed until after December 31, 2023, was designed to provide financing to Polestar in exchange for Polestar transferring legal ownership of certain Polestar unique tooling and equipment that will be used in the manufacturing of the PS3 (the "PS3 Tooling and Equipment") to Geely. As of June 30, 2024, total principal of $132,237 was outstanding under this financing arrangement.
As of June 30, 2024 the total principal balance outstanding under the facilities with Volvo Cars and Geely is reflected within Other current liabilities - related parties and Other non-current interest-bearing liabilities - related parties.
Sale of goods, services and other
The total revenue recognized for each related party was as follows:

	For the six months ended June 30,
	2024	2023
		(Restated)
Polestar Times Technology	61,650	—
Volvo Cars	56,642	55,311
Ziklo Bank AB1	44,042	21,754
Geely	—	1,245
Total	$162,334	$78,310
1- In March 2024, Volvofinans Bank AB changed its name to Ziklo Bank AB.
For the six months ended June 30, 2024 revenue from related parties amounted to $162,334 (17.9%) of total revenue. For the six months ended June 30, 2023 revenue from related parties amounted to $78,310 (6.3%) of total revenue.
Purchases of goods, services and other
The total purchases of goods services and other for each related party were as follows:

	For the six months ended June 30,
	2024	2023
		(Restated)
Volvo Cars	448,046	1,229,939
Geely	186,650	84,815
Renault Korea Motors Co. Ltd	5,135	—
Zheijiang C2M Digital Technology Co. Ltd	815	—
Ziklo Bank AB	230	312
Wuxi InfiMotion Propulsion Technology Co., Ltd.,	17	6,922
Total	$640,893	$1,321,988
Cost of R&D and intellectual property
Polestar Group has R&D transactions with Volvo Cars and Geely (joint development, IP owned by VCC vs. Polestar and related license rights, fixed price contracting, supplier recovery, etc). Polestar has entered into agreements with Volvo and Geely regarding the development of technology for upgrades of existing models; as well as for upcoming models. The technology can be either Polestar unique or commonly shared. In both cases, Polestar is in control of the developed product through a license or through ownership of the IP. The recognized asset associated with these agreements as of June 30, 2024 was $1,044,527, of which acquisitions attributable to 2024 were approximately $60,768. As of December 31, 2023, the recognized asset associated with these agreements was $1,058,398, of which acquisitions attributable to 2023 were $240,312.
Amounts due to related parties
Amounts due to related parties were as follows:

Trade payables - related parties, accrued expenses, and other current liabilities - related parties	As of June 30, 2024	As of December, 31, 2023
Volvo Cars	415,470	498,729
Geely	205,144	224,808
Ziklo Bank AB	1,115	2,022

Volvo Car Financial Services UK	5,332	751
Polestar Times Technology	4,028	—
Total	$631,089	$726,310

Interest bearing current liabilities - related parties	As of June 30, 2024	As of December, 31, 2023
Volvo Car Financial Services UK	49,340	35,748
Geely	23,669	21,956
Volvo Cars	29,255	10,628
Total	$102,264	$68,332

Other non-current interest-bearing liabilities - related parties	As of June 30, 2024	As of December, 31, 2023
Volvo Cars	1,030,022	1,049,463
Geely	354,034	359,781
Total	$1,384,056	$1,409,244
The Group’s interest expense from related parties is as follows:

	For the six months ended June 30,
	2024	2023
		(Restated)
Interest expense - related parties	72,362	25,782
Amounts due from related parties
Amounts due from related parties were as follows:

Trade receivables - related parties, accrued income - related parties, and other current assets - related parties	As of June 30, 2024	As of December, 31, 2023
Geely	43,033	43,951
Volvo Cars	19,088	168,523
Ziklo Bank AB	5,126	954
Wuhan Lotus Cars Co., LTD.	4,336	5,630
Polestar Times Technology	2,688	4,149
Volvo Car Financial Services UK	1,010	—
Total	$75,281	$223,207